Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Accumulated Other Comprehensive Income
December 31, 2016	$587,278	$(430,822)	$156,456
Other comprehensive loss	(146,545)	121,699	(24,846)
December 31, 2017	440,733	(309,123)	131,610
Other comprehensive income	175,630	(145,226)	30,404
December 31, 2018	$616,363	$(454,349)	$162,014